Loss per Share - Schedule of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share Basic And Diluted [Line Items]
Net loss:	$ (66,529)	$ (36,649)	$ (33,366)
Accretion on convertible redeemable preferred shares to redemption value	0	(2,868)	(6,377)
Deemed dividend to Series C convertible redeemable preferred shares			(635)
Net loss attributable to ordinary shareholders	(66,529)	(121,551)	(40,378)
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$ (66,529)	$ (121,551)	$ (40,378)
Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	65,199,459	49,054,201	16,437,946
Loss per share attributable to ordinary shareholders—basic and diluted	$ (1.02)	$ (2.48)	$ (2.46)
Series A Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value		$ (96)	$ (288)
Series B Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value		(540)	(1,621)
Series C Preferred Shares
Earnings Per Share Basic And Diluted [Line Items]
Accretion on convertible redeemable preferred shares to redemption value		(2,232)	(4,468)
Deemed dividend to Series C convertible redeemable preferred shares			$ (635)
Series C Preferred Shares | Upon Initial Public Offering
Earnings Per Share Basic And Diluted [Line Items]
Deemed dividend to Series C convertible redeemable preferred shares		$ (82,034)